Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2016
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables
LONG-TERM TRADE AND UNBILLED RECEIVABLES

	December 31,
	2016	2015
Receivables	$—	$96
Unbilled receivables	189,688	152,367
	$189,688	$152,463

The majority of the long-term unbilled receivables are expected to be billed and collected during the years 2018 - 2021. Long-term trade and unbilled receivables are mainly related to contracts with the IMOD.